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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter ended March 31, 2011
                                               ----------------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RMR Advisors, Inc.
                 --------------------------------
   Address:      Two Newton Place
                 --------------------------------
                 255 Washington Street, Suite 300
                 --------------------------------
                 Newton, MA 02458
                 --------------------------------

Form 13F File Number: 28-10878
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Adam D. Portnoy
         -------------------------------
Title:   President
         -------------------------------
Phone:   617-332-9530
         -------------------------------

Signature, Place, and Date of Signing:

         /s/Adam D. Portnoy              Newton, MA        May 9, 2011
   -------------------------------    -----------------   -------------
            [Signature]                 [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 107
                                        --------------------

Form 13F Information Table Value Total: $65,714
                                        --------------------
                                            (thousands)

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

                                                           VALUE    AMOUNT AND TYPE  INVESTMENT  OTHER
NAME OF ISSUER                 TITLE OF CLASS    CUSIP   (x $1,000)   OF SECURITY    DISCRETION MANAGERS   VOTING AUTHORITY
-------------------------------------------------------------------------------------------------------------------------------
                                                                    SHRS OR SH/ PUT/
                                                                    PRN AMT PRN CALL                      SOLE   SHARED   NONE
                                                                    ------- --- ----                     ------ -------- ------
AGREE REALTY CORP                    Com       008492100         27   1,199 SH          SOLE               1,199      -
ALEXANDRIA REAL ESTATE EQUIT         Com       015271109      1,170  15,000 SH          SOLE              15,000      -
AMB PROPERTY CORP                    Com       00163T109        360  10,000 SH          SOLE              10,000      -
AMERICAN CAMPUS COMMUNITIES          Com       024835100        396  12,000 SH          SOLE              12,000      -
AMERICAN ASSETS TRUST INC            Com       024013104        106   5,000 SH          SOLE               5,000      -
APARTMENT INVT + MGMT CO  A         CL A       03748R101        732  28,745 SH          SOLE              28,745      -
ASSOCIATED ESTATES REALTY CP         Com       045604105      1,839 115,800 SH          SOLE             115,800      -
AVALONBAY COMMUNITIES INC            Com       053484101      1,870  15,575 SH          SOLE              15,575      -
BEAZER HOMES USA INC                 Com       07556Q105        160  35,000 SH          SOLE              35,000      -
BIOMED REALTY TRUST INC              Com       09063H107        399  21,000 SH          SOLE              21,000      -
BLACKROCK CREDIT ALL INC TR          Com       092508100        234  19,336 SH          SOLE              19,336      -
BOSTON PROPERTIES INC                Com       101121101        237   2,500 SH          SOLE               2,500      -
BRANDYWINE REALTY TRUST        SH BEN INT NEW  105368203      1,762 145,100 SH          SOLE             145,100      -
BRE PROPERTIES INC                  CL A       05564E106        755  16,000 SH          SOLE              16,000      -
BROOKFIELD PROPERTIES CORP           Com       112900105        390  22,000 SH          SOLE              22,000      -
CAPLEASE INC                         Com       140288101         27   5,000 SH          SOLE               5,000      -
CB RICHARD ELLIS GROUP INC A         CLA       12497T101        318  11,900 SH          SOLE              11,900      -
CBL + ASSOCIATES PROPERTIES          Com       124830100        523  30,000 SH          SOLE              30,000      -
CEDAR SHOPPING CENTERS INC         Com New     150602209        413  68,508 SH          SOLE              68,508      -
CHATHAM LODGING TRUST                Com       16208T102        277  17,049 SH          SOLE              17,049      -
CHESAPEAKE LODGING TRUST         Sh Ben Int    165240102         17   1,000 SH          SOLE               1,000      -
COGDELL SPENCER INC                  Com       19238U107        188  31,655 SH          SOLE              31,655      -
COHEN + STEERS INFRASTRUCTURE        Com       19248A109        316  17,911 SH          SOLE              17,911      -
COHEN + STEERS QUALITY RLTY          Com       19247L106        603  60,297 SH          SOLE              60,297      -
COLONIAL PROPERTIES TRUST       COM SH BEN INT 195872106        670  34,800 SH          SOLE              34,800      -
CORPORATE OFFICE PROPERTIES      SH BEN INT    22002T108        744  20,600 SH          SOLE              20,600      -
COUSINS PROPERTIES INC               Com       222795106        289  34,572 SH          SOLE              34,572      -
DOUGLAS EMMETT INC                   Com       25960P109        188  10,000 SH          SOLE              10,000      -
DCT INDUSTRIAL TRUST INC             Com       233153105        547  98,600 SH          SOLE              98,600      -
DEVELOPERS DIVERSIFIED RLTY          Com       251591103        280  20,000 SH          SOLE              20,000      -
DIAMONDROCK HOSPITALITY CO           Com       252784301        454  40,603 SH          SOLE              40,603      -
DIGITAL REALTY TRUST INC             Com       253868103        233   4,000 SH          SOLE               4,000      -
DR HORTON INC                        Com       23331A109        548  47,000 SH          SOLE              47,000      -
DUKE REALTY CORP                   Com New     264411505        646  46,100 SH          SOLE              46,100      -
DUPONT FABROS TECHNOLOGY             Com       26613Q106        308  12,700 SH          SOLE              12,700      -
EASTGROUP PROPERTIES INC             Com       277276101        374   8,500 SH          SOLE               8,500      -
EATON VANCE ENHANCED EQUITY IN       COM       278277108        305  24,100 SH          SOLE              24,100      -
EDUCATION REALTY TRUST INC           COM       28140H104         54   6,737 SH          SOLE               6,737      -
ENTERTAINMENT PROPERTIES TR     COM SH BEN INT 29380T105      1,475  31,500 SH          SOLE              31,500      -
EQUITY ONE INC                       Com       294752100        375  20,000 SH          SOLE              20,000      -
EQUITY RESIDENTIAL               Sh Ben Int    29476L107      2,764  49,000 SH          SOLE              49,000      -
ESSEX PROPERTY TRUST INC             Com       297178105        744   6,000 SH          SOLE               6,000      -
EXCEL TRUST INC                      Com       30068C109        236  20,000 SH          SOLE              20,000      -
FELCOR LODGING TRUST INC             Com       31430F101         61  10,000 SH          SOLE              10,000      -
FELCOR LODGING TRUST INC        PFD CV A $1.95 31430F200      1,976  73,000 SH          SOLE              73,000      -
FIRST POTOMAC REALTY TRUST           Com       33610F109         79   5,000 SH          SOLE               5,000      -
FRANKLIN STREET PROPERTIES C         Com       35471R106        352  25,000 SH          SOLE              25,000      -
GETTY REALTY CORP                    Com       374297109        503  22,000 SH          SOLE              22,000      -
GLADSTONE COMMERCIAL CORP            Com       376536108        208  11,430 SH          SOLE              11,430      -
GLIMCHER REALTY TRUST            Sh Ben Int    379302102        879  95,000 SH          SOLE              95,000      -
HCP INC                              Com       40414L109      2,640  69,580 SH          SOLE              69,580      -
HEALTH CARE REIT INC                 Com       42217K106        325   6,200 SH          SOLE               6,200      -
HEALTHCARE REALTY TRUST INC          Com       421946104        295  13,000 SH          SOLE              13,000      -
HERSHA HOSPITALITY TRUST        SH BEN INT A   427825104      1,370 230,583 SH          SOLE             230,583      -
HIGHWOODS PROPERTIES INC             Com       431284108      1,327  37,900 SH          SOLE              37,900      -
HOME PROPERTIES INC                  Com       437306103        295   5,000 SH          SOLE               5,000      -
HOST HOTELS + RESORTS INC            Com       44107P104        308  17,500 SH          SOLE              17,500      -
HYATT HOTELS CORP                 Com CL A     448579102        215   5,000 SH          SOLE               5,000      -
INLAND REAL ESTATE CORP            Com New     457461200        191  20,000 SH          SOLE              20,000      -
KILROY REALTY CORP                   Com       49427F108         62   1,600 SH          SOLE               1,600      -
KIMCO REALTY CORP                    Com       49446R109        550  30,000 SH          SOLE              30,000      -
KITE REALTY GROUP TRUST              Com       49803T102        372  70,000 SH          SOLE              70,000      -
LAS VEGAS SANDS CORP                 Com       517834107        338   8,000 SH          SOLE               8,000      -
LASALLE HOTEL PROPERTIES       Com SH BEN INT  517942108        432  16,000 SH          SOLE              16,000      -
LEXINGTON REALTY TRUST               Com       529043101      1,052 112,558 SH          SOLE             112,558      -
LIBERTY PROPERTY TRUST            SH BEN INT   531172104      1,191  36,200 SH          SOLE              36,200      -
LTC PROPERTIES INC                   Com       502175102        496  17,500 SH          SOLE              17,500      -
MACERICH CO/THE                      Com       554382101        840  16,966 SH          SOLE              16,966      -
MACK CALI REALTY CORP                Com       554489104      1,289  38,030 SH          SOLE              38,030      -
MEDICAL PROPERTIES TRUST INC         Com       58463J304      2,146 185,520 SH          SOLE             185,520      -
MFA FINANCIAL INC                    Com       55272X102        317  38,650 SH          SOLE              38,650      -
MID AMERICA APARTMENT COMM           Com       59522J103      1,290  20,100 SH          SOLE              20,100      -
MPG OFFICE TRUST INC                 Com       553274101         89  24,000 SH          SOLE              24,000      -
NATIONAL RETAIL PROPERTIES           Com       637417106      2,532  96,900 SH          SOLE              96,900      -
NATIONWIDE HEALTH PPTYS INC          Com       638620104      2,027  47,654 SH          SOLE              47,654      -
NUVEEN REAL ESTATE INCOME FUND       Com       67071B108         40   3,700 SH          SOLE               3,700      -
OMEGA HEALTHCARE INVESTORS           COM       681936100         49   2,200 SH          SOLE               2,200      -
PARKWAY PROPERTIES INC               Com       70159Q104        213  12,500 SH          SOLE              12,500      -
PIEDMONT OFFICE REALTY TRU IN      Com CLA     720190206        116   6,000 SH          SOLE               6,000      -
PENN REAL ESTATE INVEST TST      SH BEN INT    709102107        785  55,000 SH          SOLE              55,000      -
PROLOGIS                         SH BEN INT    743410102        719  45,000 SH          SOLE              45,000      -
PROSHARES TR                    REAL EST NEW   74347X583        457  29,570 SH          SOLE              29,570      -
PUBLIC STORAGE                       Com       74460D109        344   3,100 SH          SOLE               3,100      -
RADIOSHACK CORP                      Com       750438103        210  14,000 SH          SOLE              14,000      -
RAMCO GERSHENSON PROPERTIES TR Com Sh Ben Int  751452202        777  62,000 SH          SOLE              62,000      -
REALTY INCOME CORP                   Com       756109104        150   4,300 SH          SOLE               4,300      -
REGENCY CENTERS CORP                 Com       758849103        596  13,700 SH          SOLE              13,700      -
SIMON PROPERTY GROUP INC             Com       828806109      2,377  22,179 SH          SOLE              22,179      -
SL GREEN REALTY CORP                 Com       78440X101      1,120  14,900 SH          SOLE              14,900      -
SOVRAN SELF STORAGE INC              Com       84610H108        198   5,000 SH          SOLE               5,000      -
ST JOE CO/THE                        Com       790148100        125   5,000 SH          SOLE               5,000      -
STARWOOD HOTELS + RESORTS            Com       85590A401        116   2,000 SH          SOLE               2,000      -
STANDARD PACIFIC CORP                Com       85375C101        177  47,500 SH          SOLE              47,500      -
STRATEGIC HOTELS + RESORTS I         Com       86272T106        295  45,750 SH          SOLE              45,750      -
SUMMIT HOTEL PROPERTIES INC          Com       866082100         10   1,000 SH          SOLE               1,000      -
SUN COMMUNITIES INC                  Com       866674104        923  25,900 SH          SOLE              25,900      -
SUNSTONE HOTEL INVESTORS INC         Com       867892101         51   5,000 SH          SOLE               5,000      -
SUPERTEL HOSPITALITY INC MD          Com       868526104        135  84,642 SH          SOLE              84,642      -
TANGER FACTORY OUTLET CENTER I       Com       875465106        283  10,800 SH          SOLE              10,800      -
TOLL BROTHERS INC                    Com       889478103        198  10,000 SH          SOLE              10,000      -
URSTADT BIDDLE  PPTYS INS           CL A       917286205        186   9,800 SH          SOLE               9,800      -
U STORE IT TRUST                     Com       91274F104        158  15,000 SH          SOLE              15,000      -
UDR INC                              Com       902653104        317  13,000 SH          SOLE              13,000      -
VENTAS INC                           Com       92276F100        272   5,000 SH          SOLE               5,000      -
VORNADO REALTY TRUST              SH BEN INT   929042109      2,479  28,335 SH          SOLE              28,335      -
WASHINGTON REIT                   SH BEN INT   939653101        560  18,000 SH          SOLE              18,000      -
WEINGARTEN REALTY INVESTORS       SH BEN INT   948741103        878  35,000 SH          SOLE              35,000      -